INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Long-lived assets depreciation	$ 3,540	$ 2,068
Inventory write - down	76	0
Share-based compensation		1,781
Donation expenses	66	66
Net operating loss carried forward	2,940	1,690
Sub-total	6,622	5,605
Valuation Allowance	(1,238)	(1,060)	$ (816)	$ (709)
Total deferred tax assets	5,384	4,545
Deferred tax liabilities:
Long-lived assets depreciation	(2,522)	(2,736)
Difference in basis of buildings	(570)	(595)
Dividend withholding tax	(9,020)	(79,945)
Total deferred tax liabilities	(12,112)	(83,276)
Deferred tax assets, net	3,422	1,809
Deferred Tax Liabilities, Net	$ 10,150	$ 80,540